GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
GEOGRAPHICAL INFORMATION
Schedule of geographical information

As at and for the year ended December 31, 2019 ($ thousands)	Canada	U.S.	Total
Oil and natural gas sales, net of royalties	$177,299	$1,077,507	$1,254,806
Depletion, depreciation and accretion	59,936	296,894	356,830
Property, plant and equipment	259,514	1,308,092	1,567,606
Deferred income tax asset	185,880	186,622	372,502
Goodwill	—	194,015	194,015
Long term income tax receivable	—	13,852	13,852

As at and for the year ended December 31, 2018 ($ thousands)	Canada	U.S.	Total
Oil and natural gas sales, net of royalties	$198,263	$1,094,473	$1,292,736
Depletion, depreciation and accretion	58,333	245,941	304,274
Property, plant and equipment	262,159	1,044,912	1,307,071
Deferred income tax asset	196,903	268,221	465,124
Goodwill	451,121	203,678	654,799
Long term income tax receivable	—	27,195	27,195

As at and for the year ended December 31, 2017 ($ thousands)	Canada	U.S.	Total
Oil and natural gas sales, net of royalties	$227,031	$693,662	$920,693
Depletion, depreciation and accretion	89,936	160,838	250,774
Property, plant and equipment	246,604	653,427	900,031
Deferred income tax asset	200,818	369,119	569,937
Goodwill	451,121	187,757	638,878
Long term income tax receivable	—	50,108	50,108